Background and Basis of Presentation - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 362.2	$ 360.9
Accumulated depreciation	(146.5)	(127.5)
Property and equipment, net	215.7	233.4
Depreciation expense	27.4	27.7	$ 26.7
Land [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	21.0	26.4
Buildings [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 89.0	92.3
Buildings [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Buildings [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	45 years
Machinery and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 252.2	$ 242.2
Machinery and equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years